UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  January 31
Date of reporting period: July 31, 2003

ITEM 1.    REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  ALLOCATION
                                  SERIES INC.

                     SEMI-ANNUAL REPORT  |  JULY 31, 2003


        GLOBAL PORTFOLIO

        HIGH GROWTH PORTFOLIO

        GROWTH PORTFOLIO

        BALANCED PORTFOLIO

        CONSERVATIVE PORTFOLIO

        INCOME PORTFOLIO

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                               TABLE OF CONTENTS


Letter from the Chairman............  1
Schedules of Investments:
    Global Portfolio................  3
    High Growth Portfolio...........  4
    Growth Portfolio................  5
    Balanced Portfolio..............  6
    Conservative Portfolio..........  7
    Income Portfolio................  8
Statements of Assets and Liabilities  9
Statements of Operations............ 10
Statements of Changes in Net Assets. 11
Notes to Financial Statements....... 13
Financial Highlights................ 21

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

Please note that there have been changes to the underlying funds of several of the portfolios.

Change                                 Portfolios Affected      Impact to Shareholders
------                                 -------------------      ----------------------
.. Smith Barney Peachtree Growth        . High Growth Portfolio  . Minimal impact, as the Peachtree
  Fund merged into Smith Barney        . Growth Portfolio         Growth and Large Capitalization
  Large Capitalization Growth Fund                                Growth funds were very similar
                                                                  in style and objective. Any assets
                                                                  that were invested in the
                                                                  Peachtree Growth Fund as of the
                                                                  date of the merger were invested
                                                                  in the Large Capitalization
                                                                  Growth Fund.
                                       . Global Portfolio       . Although each Portfolio could
                                       . Balanced Portfolio       invest in the Peachtree Growth
                                                                  Fund, as of the date of the
                                                                  merger, neither the Balanced nor
                                                                  the Global Portfolio invested in
                                                                  the Peachtree Growth Fund.
                                                                  Consequently, neither Portfolio
                                                                  was affected by the merger.

.. Smith Barney Convertible Fund        . Balanced Portfolio     . No impact -- no changes have
  changed its name to SB Convertible   . Conservative Portfolio   been made to the fund's
  Fund                                 . Income Portfolio         investment objective.

.. Smith Barney Growth and Income       . Global Portfolio       . No impact -- no changes have
  Fund name changed its name to SB     . High Growth Portfolio    been made to the fund's
  Growth and Income Fund               . Growth Portfolio         investment objective.
                                       . Balanced Portfolio

Change                               Portfolios Affected      Impact to Shareholders
------                               -------------------      ----------------------
.. Smith Barney Premium Total         . Balanced Portfolio     . No impact -- no changes have
  Return Fund changed its name to    . Conservative Portfolio   been made to the fund's
  SB Capital and Income Fund         . Income Portfolio         investment objective.

.. Smith Barney Short-Term High       . Balanced Portfolio     . The scope of the fund's principal
  Grade Bond Fund changed its name   . Conservative Portfolio   investments has been broadened
  to Smith Barney Short-Term         . Income Portfolio         from "high-grade" to
  Investment Grade Bond Fund                                    "investment-grade" fixed-
                                                                income securities. (Investment-
                                                                grade securities are rated by a
                                                                national ratings organization at
                                                                the time of purchase within one
                                                                of the top four categories, or if
                                                                unrated, judged by the manager
                                                                to be of comparable credit
                                                                quality and high-grade securities
                                                                are within one of the top three
                                                                categories.) The fund's
                                                                investment objective to seek
                                                                current income, preservation of
                                                                capital and liquidity remains
                                                                unchanged.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 20, 2003

THE GLOBAL PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 2003

  Shares                                           Description                                            Value
------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.3%
   107,891 Smith Barney Funds, Inc. - Large Cap Value Fund                                             $ 1,399,348
 1,002,393 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund               10,003,881
   231,768 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                 4,538,012
    68,878 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                1,244,628
   234,875 Smith Barney Small Cap Core Fund, Inc.                                                        2,945,332
   749,570 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                       7,997,916
------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $34,585,800)                                                 28,129,117
------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                           Description                                            Value
------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.7%
$  200,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $200,006;
             (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
             due 4/15/03 to 1/13/33; Market value -- $204,000) (Cost -- $200,000)                          200,000
------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $34,785,800*)                                          $28,329,117
------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 2003

  Shares                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.7%
 1,019,746 Smith Barney Aggressive Growth Fund Inc.                                                    $ 80,865,848
 2,365,814 Smith Barney Funds, Inc. - Large Cap Value Fund                                               30,684,599
 3,975,766 Smith Barney Income Funds - Smith Barney High Income Fund                                     26,438,846
 6,552,755 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                65,396,497
 3,165,652 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                       27,256,263
 3,155,245 Smith Barney Investment Series - SB Growth and Income Fund                                    40,607,996
 5,842,658 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                114,399,240
 1,662,814 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                30,047,052
10,286,031 Smith Barney Small Cap Core Fund, Inc.                                                       128,986,833
 4,128,452 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                       44,050,585
-------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $638,415,736)                                                588,733,759
-------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.3%
$1,765,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $1,765,049;
             (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
             due 4/15/04 to 1/13/33; Market value -- $1,800,300) (Cost -- $1,765,000)                     1,765,000
-------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $640,180,736*)                                         $590,498,759
-------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE GROWTH PORTFOLIO


Schedule of Investments (unaudited)                                July 31, 2003

  Shares                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.7%
   458,708 Smith Barney Aggressive Growth Fund Inc.                                                    $ 36,375,526
 4,994,171 Smith Barney Funds, Inc. - Large Cap Value Fund                                               64,774,398
 8,652,578 Smith Barney Income Funds - Smith Barney High Income Fund                                     57,539,646
 3,130,860 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                  30,588,501
 3,564,849 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                35,577,190
 4,600,172 Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund                  57,180,142
 3,448,154 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                       29,688,605
 5,320,423 Smith Barney Investment Series - SB Growth and Income Fund                                    68,473,843
 5,289,214 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                103,562,805
 1,756,260 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                31,735,612
 2,955,895 Smith Barney Small Cap Core Fund, Inc.                                                        37,066,925
 4,794,605 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                       51,158,438
-------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $730,631,564)                                                603,721,631
-------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.3%
$1,698,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $1,698,047;
             (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
             due 4/15/04 to 1/13/33; Market value -- $1,731,960) (Cost -- $1,698,000)                     1,698,000
-------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $732,329,564*)                                         $605,419,631
-------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE BALANCED PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 2003

  Shares                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.1%
 3,140,277 Smith Barney Appreciation Fund Inc.                                                         $ 38,656,814
 3,182,413 Smith Barney Fundamental Value Fund Inc.                                                      39,048,212
 1,384,620 Smith Barney Funds, Inc. - Large Cap Value Fund                                               17,958,521
 3,901,262 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                              16,541,352
 2,774,846 Smith Barney Income Funds - SB Capital and Income Fund                                        38,570,365
 2,524,359 Smith Barney Income Funds - SB Convertible Fund                                               38,976,100
 8,246,795 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                    53,769,104
 3,671,100 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                  35,866,645
 1,498,243 Smith Barney Investment Series - SB Growth and Income Fund                                    19,282,390
 2,828,974 Smith Barney Managed Governments Fund Inc.                                                    35,362,170
 1,746,291 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                             18,702,777
 1,494,984 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                       15,951,484
-------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $413,661,564)                                                368,685,934
-------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.9%
$3,492,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $3,492,097;
             (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
             due 4/15/04 to 1/13/33; Market value -- $3,561,840) (Cost -- $3,492,000)                     3,492,000
-------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $417,153,564*)                                         $372,177,934
-------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO


Schedule of Investments (unaudited)                                July 31, 2003

  Shares                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 98.9%
   876,733 Smith Barney Appreciation Fund Inc.                                                         $ 10,792,584
   464,822 Smith Barney Fundamental Value Fund Inc.                                                       5,703,369
 1,125,392 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                               4,771,661
   394,140 Smith Barney Income Funds - SB Capital and Income Fund                                         5,478,547
   709,244 Smith Barney Income Funds - SB Convertible Fund                                               10,950,721
 3,153,326 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                    20,559,683
 1,604,673 Smith Barney Income Funds - Smith Barney High Income Fund                                     10,671,075
 1,060,139 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                  10,357,562
   576,292 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                 5,751,399
 1,251,984 Smith Barney Managed Governments Fund Inc.                                                    15,649,796
   492,283 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                              5,272,351
-------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $118,435,361)                                                105,958,748
-------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                           Description                                            Value
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 1.1%
$1,136,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $1,136,032;
             (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
             due 4/15/04 to 1/13/33; Market value -- $1,158,720) (Cost -- $1,136,000)                     1,136,000
-------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100.0% (Cost -- $119,571,361*)                                         $107,094,748
-------------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE INCOME PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 2003

 Shares                                           Description                                            Value
-----------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.0%
  210,679 Smith Barney Appreciation Fund Inc.                                                         $ 2,593,464
1,082,142 Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                              4,588,282
  161,484 Smith Barney Income Funds - SB Convertible Fund                                               2,493,307
1,452,596 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                    9,470,929
1,447,568 Smith Barney Income Funds - Smith Barney High Income Fund                                     9,626,326
  178,984 Smith Barney Income Funds - SB Capital and Income Fund                                        2,487,875
  726,382 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                  7,096,753
  762,882 Smith Barney Managed Governments Fund Inc.                                                    9,536,019
-----------------------------------------------------------------------------------------------------------------
          Total Underlying Funds (Cost -- $54,817,442)                                                 47,892,955
-----------------------------------------------------------------------------------------------------------------
  Face
 Amount                                           Description                                            Value
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 1.0%
$ 467,000 Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $467,013;
            (Fully collateralized by various U.S. government and agency obligations, 0.000% to 6.000%
            due 4/15/04 to 1/13/33; Market value -- $476,340) (Cost -- $467,000)                          467,000
-----------------------------------------------------------------------------------------------------------------
          Total Investments -- 100.0% (Cost -- $55,284,442*)                                          $48,359,955
-----------------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                   July 31, 2003

                                           Global      High Growth     Growth        Balanced    Conservative    Income
                                          Portfolio     Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at cost                  $34,785,800  $640,180,736  $ 732,329,564  $417,153,564  $119,571,361  $55,284,442
-------------------------------------------------------------------------------------------------------------------------
   Investments, at value                 $28,329,117  $590,498,759  $ 605,419,631  $372,177,934  $107,094,748  $48,359,955
   Cash                                          580            14             58           292           852          684
   Receivable from manager                    17,515        63,071             --            --            --           --
   Receivable for Fund shares sold             4,685       150,308        172,402       243,918        96,762       39,821
   Dividends and interest receivable               6            49             47        24,789         7,154        6,857
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                           28,351,903   590,712,201    605,592,138   372,446,933   107,199,516   48,407,317
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Fund shares purchased           7,888       168,582        350,562       172,877        48,692      174,269
   Distribution plan fees payable              6,220       135,516        148,930        51,632        20,230        9,081
   Management fees payable                        --            --         52,541        63,717        17,933        7,723
   Accrued expenses                          111,457     1,034,691        695,735       239,673        97,158       20,675
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                         125,565     1,338,789      1,247,768       527,899       184,013      211,748
-------------------------------------------------------------------------------------------------------------------------
Total Net Assets                         $28,226,338  $589,373,412  $ 604,344,370  $371,919,034  $107,015,503  $48,195,569
-------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Par value of capital shares           $     3,469  $     52,926  $      59,106  $     34,628  $     10,146  $     4,891
   Capital paid in excess of par value    38,929,923   697,302,472    765,818,849   422,634,793   120,162,315   56,887,367
   Undistributed (overdistributed)
    net investment income                         --            --      2,573,798       158,062        64,200       (3,671)
   Accumulated net investment loss          (129,345)   (1,248,968)            --            --            --           --
   Accumulated net realized loss
    on investments                        (4,121,026)  (57,051,041)   (37,197,450)   (5,932,819)     (744,545)  (1,768,531)
   Net unrealized depreciation
    of investments                        (6,456,683)  (49,681,977)  (126,909,933)  (44,975,630)  (12,476,613)  (6,924,487)
-------------------------------------------------------------------------------------------------------------------------
Total Net Assets                         $28,226,338  $589,373,412  $ 604,344,370  $371,919,034  $107,015,503  $48,195,569
-------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                 1,922,236    27,638,197     28,244,785    16,340,947     5,247,813    2,574,650
   Class B                                 1,342,643    21,996,534     27,058,474    15,291,482     4,116,838    2,052,827
   Class L                                   203,771     3,290,954      3,802,605     2,995,186       781,481      263,599
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)              $8.21        $11.25         $10.20        $10.61        $10.48        $9.82
   Class B *                                   $8.05        $11.01         $10.25        $10.85        $10.62        $9.90
   Class L *                                   $8.04        $11.04         $10.27        $10.87        $10.60        $9.89
-------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26%
    of net asset value per share)              $8.64        $11.84         $10.74        $11.17            --           --
   Class A (net asset value plus 4.71%
    of net asset value per share)                 --            --             --            --        $10.97       $10.28
   Class L (net asset value plus 1.01%
    of net asset value per share)              $8.12        $11.15         $10.37        $10.98        $10.71        $9.99
-------------------------------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% (4.50% for the Conservative Portfolio and the Income Portfolio) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

Statements of Operations (unaudited)      For the Six Months Ended July 31, 2003

                                                Global      High Growth      Growth        Balanced    Conservative    Income
                                               Portfolio     Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Income distributions from
    Underlying Funds                         $     12,743  $   1,755,067  $   5,897,044  $  6,352,347  $  2,391,459  $ 1,352,502
   Interest                                           595         20,753         13,614         6,708         4,135        2,118
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                         13,338      1,775,820      5,910,658     6,359,055     2,395,594    1,354,620
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Shareholder servicing fees (Note 5)            143,101      2,010,797      1,368,363       534,122       136,246       47,510
   Distribution plan fees (Note 5)                 73,197      1,599,571      1,813,898     1,166,170       253,721      114,238
   Management fee (Note 2)                         25,267        527,368        563,666       358,870       103,468       47,124
   Registration fees                               13,661         19,612          4,698        22,608        15,163       10,979
   Audit and legal                                 11,303         10,715         10,411         9,887        10,140       10,672
   Custody                                          8,184          6,111          1,439        10,474         8,058        8,934
   Shareholder communications (Note 5)              3,202         71,796         39,127        20,453         3,982          832
   Directors' fees                                  2,370          6,155          8,337         4,246         3,624        1,641
   Other                                            1,850          4,883          2,193         5,023         3,858        1,476
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 282,135      4,257,008      3,812,132     2,131,853       538,260      243,406
   Less: Management fee waiver and/or
        expense reimbursement (Note 2)           (139,452)    (1,232,220)      (475,430)           --        (5,768)      (4,750)
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   142,683      3,024,788      3,336,702     2,131,853       532,492      238,656
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                     (129,345)    (1,248,968)     2,573,956     4,227,202     1,863,102    1,115,964
-------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
   Realized Loss From Sale of
    Underlying Funds                             (172,786)   (40,851,560)   (27,418,638)   (2,905,358)     (691,611)    (702,334)
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                             (172,786)   (40,851,560)   (27,418,638)   (2,905,358)     (691,611)    (702,334)
-------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation
   of Investments:
     Beginning of period                      (11,322,839)  (197,620,739)  (238,093,385)  (74,340,853)  (18,516,724)  (8,713,291)
     End of period                             (6,456,683)   (49,681,977)  (126,909,933)  (44,975,630)  (12,476,613)  (6,924,487)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation      4,866,156    147,938,762    111,183,452    29,365,223     6,040,111    1,788,804
-------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                         4,693,370    107,087,202     83,764,814    26,459,865     5,348,500    1,086,470
-------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $  4,564,025  $ 105,838,234  $  86,338,770  $ 30,687,067  $  7,211,602  $ 2,202,434
-------------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)   For the Six Months Ended July
31, 2003

                                            Global      High Growth      Growth       Balanced    Conservative    Income
                                           Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)           $  (129,345) $  (1,248,968) $  2,573,956  $  4,227,202  $  1,863,102  $ 1,115,964
   Net realized loss                         (172,786)   (40,851,560)  (27,418,638)   (2,905,358)     (691,611)    (702,334)
   Decrease in net unrealized
    depreciation                            4,866,156    147,938,762   111,183,452    29,365,223     6,040,111    1,788,804
--------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From
    Operations                              4,564,025    105,838,234    86,338,770    30,687,067     7,211,602    2,202,434
--------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From (Note 6):
   Net investment income                           --             --      (248,091)   (4,069,140)   (1,798,902)  (1,105,579)
--------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                  --             --      (248,091)   (4,069,140)   (1,798,902)  (1,105,579)
--------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
   Net proceeds from sale of shares         2,018,360     31,590,976    29,057,817    25,408,549    13,747,030    8,312,076
   Net asset value of shares issued for
    reinvestment of dividends                      --             --       245,469     3,988,758     1,745,381    1,028,752
   Cost of shares reacquired               (2,134,648)   (44,308,966)  (53,911,900)  (37,922,614)  (15,157,938)  (7,018,057)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Fund Share Transactions             (116,288)   (12,717,990)  (24,608,614)   (8,525,307)      334,473    2,322,771
--------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                      4,447,737     93,120,244    61,482,065    18,092,620     5,747,173    3,419,626

Net Assets:
   Beginning of period                     23,778,601    496,253,168   542,862,305   353,826,414   101,268,330   44,775,943
--------------------------------------------------------------------------------------------------------------------------
   End of period*                         $28,226,338  $ 589,373,412  $604,344,370  $371,919,034  $107,015,503  $48,195,569
--------------------------------------------------------------------------------------------------------------------------
* Includes undistributed
 (overdistributed) net
 investment income of:                             --             --    $2,573,798      $158,062       $64,200      $(3,671)
--------------------------------------------------------------------------------------------------------------------------
* Includes accumulated net
 investment loss of:                       $(129,345)   $(1,248,968)            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Statements of Changes in Net Assets          For the Year Ended January 31, 2003

                                           Global      High Growth      Growth        Balanced     Conservative     Income
                                          Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)           $  (180,983) $  (2,533,205) $   5,750,373  $   6,782,245  $  3,019,966  $  1,888,226
  Net realized gain (loss)                (1,212,471)    (5,010,392)    (9,778,812)    (2,168,762)       22,692      (233,525)
  Increase in net unrealized
    depreciation                          (5,555,758)  (156,447,656)  (130,325,581)   (36,021,623)   (5,647,971)     (935,304)
-----------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                       (6,949,212)  (163,991,253)  (134,354,020)   (31,408,140)   (2,605,313)      719,397
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From (Note 6):
  Net investment income                           --             --     (5,741,996)    (7,258,511)   (3,160,062)   (2,097,353)
  Net realized gains                              --             --     (1,100,063)            --       (22,692)           --
  Capital                                         --             --             --     (2,401,902)     (823,531)     (367,124)
-----------------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 --             --     (6,842,059)    (9,660,413)   (4,006,285)   (2,464,477)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
  Net proceeds from sale of shares         9,286,401     74,300,232     70,092,662     61,518,121    25,960,349    13,420,878
  Net asset value of shares issued for
    for reinvestment of dividends                 --             --      6,773,756      9,474,482     3,888,550     2,269,267
  Cost of shares reacquired               (8,505,893)  (117,386,670)  (148,397,347)  (112,441,025)  (33,186,668)  (16,901,243)
-----------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Fund Share Transactions             780,508    (43,086,438)   (71,530,929)   (41,448,422)   (3,337,769)   (1,211,098)
-----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                    (6,168,704)  (207,077,691)  (212,727,008)   (82,516,975)   (9,949,367)   (2,956,178)

Net Assets:
  Beginning of year                       29,947,305    703,330,859    755,589,313    436,343,389   111,217,697    47,732,121
-----------------------------------------------------------------------------------------------------------------------------
  End of year*                           $23,778,601  $ 496,253,168  $ 542,862,305  $ 353,826,414  $101,268,330  $ 44,775,943
-----------------------------------------------------------------------------------------------------------------------------
* Includes undistributed
 (overdistributed) net
 investment income of:                            --             --       $247,933             --            --     $(14,056)
-----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Notes to Financial Statements
 (unaudited)
1. Significant Accounting Policies

The Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Funds") are separate investment funds of the Smith Barney Allocation Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these funds and three other separate investment funds: Select High Growth, Select Growth and Select Balanced Portfolios. The Funds invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Company are:
(a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (e) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (f) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Balanced and Conservative Portfolios distribute dividends quarterly and capital gains, if any, at least annually. The Income Portfolio distributes dividends monthly and capital gains, if any, at least annually. In addition, the Global, High Growth and Growth Portfolios distribute dividends and capital gains, if any, at least annually; (h) the Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) class specific expenses are charged to each class of each fund; management fees are allocated on the basis of the relative net assets of each class or on another reasonable basis; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBFM is the investment manager for the Company. Each Fund pays SBFM a monthly fee calculated at an annual rate of 0.20% of the average daily net assets.

For the six months ended July 31, 2003, SBFM waived all or a portion of its management fees amounting to $25,267, $527,368, $475,430, $5,768 and $4,750 for
the Global, High Growth, Growth, Conservative and Income Portfolios, respectively. In addition, SBFM reimbursed expenses amounting to $114,185 and $704,852 for the Global and High Growth Portfolios, respectively.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the six months ended July 31, 2003, the Global, High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $126,609, $1,690,802, $1,167,814, $456,160, $105,679 and $41,910,
respectively, to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

For Global, High Growth, Growth and Balanced Portfolios, there are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. For Conservative and Income Portfolios, there are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. The Global, High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2003, CGM and its affiliates received sales charges on sales of the Funds' Class A and L shares. In addition, for the six months ended July 31, 2003, CDSCs were paid to CGM and its affiliates for Class B and L shares.

The approximate amounts were as follows:

                                             Sales Charges        CDSCs
                                            ---------------- ----------------
                                            Class A  Class L Class B  Class L
   -------------------------------------------------------------------------
   Global Portfolio                         $ 44,000 $    -- $ 11,000 $   --
   High Growth Portfolio                     731,000   6,000  211,000     --
   Growth Portfolio                          575,000  13,000  208,000     --
   Balanced Portfolio                        347,000  21,000  169,000  1,000
   Conservative Portfolio                    121,000   7,000   45,000     --
   Income Portfolio                           41,000   1,000   25,000     --
   -------------------------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                       Purchases     Sales
   -------------------------------------------------------------------------
   Global Portfolio                                   $   177,919 $   416,031
   High Growth Portfolio                               22,000,000  34,000,000
   Growth Portfolio                                            --  20,000,000
   Balanced Portfolio                                          --  11,964,470
   Conservative Portfolio                               4,577,682   4,650,000
   Income Portfolio                                     3,898,835   1,268,161
   -------------------------------------------------------------------------

At July 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                              Net Unrealized
                                  Appreciation  Depreciation   Depreciation
   ------------------------------------------------------------------------
   Global Portfolio               $   553,923  $  (7,010,606) $  (6,456,683)
   High Growth Portfolio           68,542,643   (118,224,620)   (49,681,977)
   Growth Portfolio                35,149,513   (162,059,446)  (126,909,933)
   Balanced Portfolio              12,049,630    (57,025,260)   (44,975,630)
   Conservative Portfolio           2,816,031    (15,292,644)   (12,476,613)
   Income Portfolio                 1,046,376     (7,970,863)    (6,924,487)
   ------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Class Specific Expenses
Pursuant to a Distribution Plan, the Funds pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the six months ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                     Class A   Class B   Class L
              ---------------------------------------------------
              Global Portfolio       $ 17,713 $   48,461 $  7,023
              High Growth Portfolio   345,756  1,090,238  163,577
              Growth Portfolio        334,810  1,300,168  178,920
              Balanced Portfolio      209,394    807,086  149,690
              Conservative Portfolio   66,182    160,620   26,919
              Income Portfolio         30,917     74,311    9,010
              ---------------------------------------------------

For the six months ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                       Class A   Class B  Class L
               --------------------------------------------------
               Global Portfolio       $   77,315 $ 60,634 $ 5,152
               High Growth Portfolio   1,169,806  814,597  26,394
               Growth Portfolio          739,746  596,593  32,024
               Balanced Portfolio        252,202  247,577  34,343
               Conservative Portfolio     64,740   56,583  14,923
               Income Portfolio           20,158   21,328   6,024
               --------------------------------------------------

For the six months ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                        Class A Class B Class L
                 ----------------------------------------------
                 Global Portfolio       $ 1,796 $ 1,191 $  215
                 High Growth Portfolio   39,663  29,263  2,870
                 Growth Portfolio        20,082  17,452  1,593
                 Balanced Portfolio       9,724   9,180  1,549
                 Conservative Portfolio   1,960   1,575    447
                 Income Portfolio           348     378    106
                 ----------------------------------------------

6. Distributions Paid to Shareholders by Class

                                           Six Months Ended    Year Ended
                                            July 31, 2003   January 31, 2003
---------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
  Net investment income                       $  167,339       $3,783,570
  Net realized gains                                  --          516,544
---------------------------------------------------------------------------
  Total                                       $  167,339       $4,300,114
---------------------------------------------------------------------------
Class B
  Net investment income                       $   70,500       $1,727,986
  Net realized gains                                  --          514,841
---------------------------------------------------------------------------
  Total                                       $   70,500       $2,242,827
---------------------------------------------------------------------------
Class L
  Net investment income                       $   10,252       $  230,440
  Net realized gains                                  --           68,678
---------------------------------------------------------------------------
  Total                                       $   10,252       $  299,118
---------------------------------------------------------------------------
BALANCED PORTFOLIO:
Class A
  Net investment income                       $2,220,632       $4,084,775
  Capital                                             --        1,111,568
---------------------------------------------------------------------------
  Total                                       $2,220,632       $5,196,343
---------------------------------------------------------------------------
Class B
  Net investment income                       $1,554,182       $2,712,405
  Capital                                             --        1,101,990
---------------------------------------------------------------------------
  Total                                       $1,554,182       $3,814,395
---------------------------------------------------------------------------
Class L
  Net investment income                       $  294,326       $  461,331
  Capital                                             --          188,344
---------------------------------------------------------------------------
  Total                                       $  294,326       $  649,675
---------------------------------------------------------------------------

                                               Six Months Ended    Year Ended
                                                July 31, 2003   January 31, 2003
-------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
  Net investment income                            $987,615        $1,762,010
  Net realized gains                                     --            11,573
  Capital                                                --           422,930
-------------------------------------------------------------------------------
  Total                                            $987,615        $2,196,513
-------------------------------------------------------------------------------
Class B
  Net investment income                            $683,920        $1,192,332
  Net realized gains                                     --             9,531
  Capital                                                --           343,320
-------------------------------------------------------------------------------
  Total                                            $683,920        $1,545,183
-------------------------------------------------------------------------------
Class L
  Net investment income                            $127,367        $  205,720
  Net realized gains                                     --             1,588
  Capital                                                --            57,281
-------------------------------------------------------------------------------
  Total                                            $127,367        $  264,589
-------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
  Net investment income                            $615,334        $1,126,721
  Capital                                                --           186,331
-------------------------------------------------------------------------------
  Total                                            $615,334        $1,313,052
-------------------------------------------------------------------------------
Class B
  Net investment income                            $434,149        $  857,410
  Capital                                                --           159,633
-------------------------------------------------------------------------------
  Total                                            $434,149        $1,017,043
-------------------------------------------------------------------------------
Class L
  Net investment income                            $ 56,096        $  113,222
  Capital                                                --            21,160
-------------------------------------------------------------------------------
  Total                                            $ 56,096        $  134,382
-------------------------------------------------------------------------------

7. Capital Shares

At July 31, 2003, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class within each Fund were as follows:

                         Six Months Ended July 31, 2003 Year Ended January 31, 2003
                         -----------------------------  --------------------------
                           Shares          Amount         Shares        Amount
-----------------------------------------------------------------------------------
GLOBAL PORTFOLIO:
Class A
 Shares sold                150,791     $  1,105,872       807,305   $  6,888,009
 Shares reacquired         (166,014)      (1,217,599)     (725,629)    (6,181,586)
-----------------------------------------------------------------------------------
 Net Increase (Decrease)    (15,223)    $   (111,727)       81,676   $    706,423
-----------------------------------------------------------------------------------
Class B
 Shares sold                 89,314     $    641,306       210,067   $  1,653,395
 Shares reacquired         (104,072)        (744,925)     (217,652)    (1,731,137)
-----------------------------------------------------------------------------------
 Net Decrease               (14,758)    $   (103,619)       (7,585)  $    (77,742)
-----------------------------------------------------------------------------------
Class L
 Shares sold                 37,603     $    271,182        96,088   $    744,997
 Shares reacquired          (24,759)        (172,124)      (76,387)      (593,170)
-----------------------------------------------------------------------------------
 Net Increase                12,844     $     99,058        19,701   $    151,827
-----------------------------------------------------------------------------------
HIGH GROWTH PORTFOLIO:
Class A
 Shares sold              1,779,307     $ 17,702,046     3,750,012   $ 39,494,428
 Shares reacquired       (2,168,103)     (21,378,321)   (5,919,453)   (63,849,424)
-----------------------------------------------------------------------------------
 Net Decrease              (388,796)    $ (3,676,275)   (2,169,441)  $(24,354,996)
-----------------------------------------------------------------------------------
Class B
 Shares sold              1,113,515     $ 10,885,829     2,571,620   $ 26,841,402
 Shares reacquired       (1,913,742)     (18,520,318)   (4,246,458)   (43,876,518)
-----------------------------------------------------------------------------------
 Net Decrease              (800,227)    $ (7,634,489)   (1,674,838)  $(17,035,116)
-----------------------------------------------------------------------------------
Class L
 Shares sold                306,440     $  3,003,101       760,560   $  7,964,402
 Shares reacquired         (456,749)      (4,410,327)     (936,071)    (9,660,728)
-----------------------------------------------------------------------------------
 Net Decrease              (150,309)    $ (1,407,226)     (175,511)  $ (1,696,326)
-----------------------------------------------------------------------------------

                               Six Months Ended July 31, 2003 Year Ended January 31, 2003
                               ------------------------------ --------------------------
                                 Shares          Amount         Shares        Amount
-----------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
 Shares sold                    1,620,749     $ 15,145,486     3,765,915   $ 36,611,503
 Shares issued on reinvestment     16,244          166,341       482,025      4,278,186
 Shares reacquired             (2,677,910)     (24,894,142)   (7,544,492)   (73,975,513)
-----------------------------------------------------------------------------------------
 Net Decrease                  (1,040,917)    $ (9,582,315)   (3,296,552)  $(33,085,824)
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    1,142,150     $ 10,779,115     2,624,018   $ 25,869,459
 Shares issued on reinvestment      6,724           69,260       246,840      2,206,279
 Shares reacquired             (2,743,623)     (25,555,211)   (6,427,976)   (62,442,703)
-----------------------------------------------------------------------------------------
 Net Decrease                  (1,594,749)    $(14,706,836)   (3,557,118)  $(34,366,965)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                      332,834     $  3,133,216       777,817   $  7,611,700
 Shares issued on reinvestment        956            9,868        32,295        289,291
 Shares reacquired               (373,046)      (3,462,547)   (1,236,467)   (11,979,131)
-----------------------------------------------------------------------------------------
 Net Decrease                     (39,256)    $   (319,463)     (426,355)  $ (4,078,140)
-----------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Class A
 Shares sold                    1,142,213     $ 11,684,769     2,930,418   $ 30,053,628
 Shares issued on reinvestment    215,499        2,203,029       507,591      5,156,378
 Shares reacquired             (1,702,609)     (17,373,485)   (5,457,768)   (56,338,871)
-----------------------------------------------------------------------------------------
 Net Decrease                    (344,897)    $ (3,485,687)   (2,019,759)  $(21,128,865)
-----------------------------------------------------------------------------------------
Class B
 Shares sold                      949,574     $  9,935,585     2,308,351   $ 24,191,649
 Shares issued on reinvestment    145,134        1,514,660       357,705      3,714,068
 Shares reacquired             (1,718,370)     (17,893,870)   (4,600,361)   (47,854,273)
-----------------------------------------------------------------------------------------
 Net Decrease                    (623,662)    $ (6,443,625)   (1,934,305)  $(19,948,556)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                      355,997     $  3,788,195       696,281   $  7,272,844
 Shares issued on reinvestment     25,870          271,069        58,206        604,036
 Shares reacquired               (257,374)      (2,655,259)     (794,786)    (8,247,881)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)          124,493     $  1,404,005       (40,299)  $   (371,001)
-----------------------------------------------------------------------------------------

                               Six Months Ended July 31, 2003 Year Ended January 31, 2003
                               ------------------------------ --------------------------
                                Shares          Amount          Shares        Amount
-----------------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
 Shares sold                    763,678      $ 7,834,326       1,280,521   $ 12,959,809
 Shares issued on reinvestment   95,520          978,193         215,497      2,163,381
 Shares reacquired             (816,942)      (8,352,361)     (1,786,465)   (18,192,660)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)         42,256      $   460,158        (290,447)  $ (3,069,470)
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    423,961      $ 4,420,941         938,577   $  9,617,963
 Shares issued on reinvestment   63,037          654,692         146,210      1,487,182
 Shares reacquired             (540,652)      (5,629,071)     (1,199,491)   (12,196,111)
-----------------------------------------------------------------------------------------
 Net Decrease                   (53,654)     $  (553,438)       (114,704)  $ (1,090,966)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                    142,112      $ 1,491,763         331,108   $  3,382,577
 Shares issued on reinvestment   10,843          112,496          23,454        237,987
 Shares reacquired             (113,995)      (1,176,506)       (275,569)    (2,797,897)
-----------------------------------------------------------------------------------------
 Net Increase                    38,960      $   427,753          78,993   $    822,667
-----------------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
 Shares sold                    497,494      $ 4,849,099         831,303   $  8,037,474
 Shares issued on reinvestment   59,413          585,284         129,268      1,240,355
 Shares reacquired             (341,206)      (3,360,107)       (978,119)    (9,419,716)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)        215,701      $ 2,074,276         (17,548)  $   (141,887)
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    275,058      $ 2,729,212         390,882   $  3,782,165
 Shares issued on reinvestment   39,793          395,188          94,950        917,877
 Shares reacquired             (261,213)      (2,581,378)       (603,354)    (5,824,473)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)         53,638      $   543,022        (117,522)  $ (1,124,431)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                     74,053      $   733,765         166,571   $  1,601,239
 Shares issued on reinvestment    4,864           48,280          11,507        111,035
 Shares reacquired             (109,961)      (1,076,572)       (171,373)    (1,657,054)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)        (31,044)     $  (294,527)          6,705   $     55,220
-----------------------------------------------------------------------------------------

Financial Highlights
For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                Class A Shares
                                       -----------------------------------------------------------------
GLOBAL PORTFOLIO                       2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $ 6.87     $ 8.87    $11.93    $13.67    $11.16      $11.40
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)(5)/     (0.03)     (0.03)    (0.03)     0.12      0.21        0.07
  Net realized and unrealized
    gain (loss)                             1.37      (1.97)    (2.34)    (1.38)     2.54       (0.26)
-------------------------------------- -----------------------------------------------------------------
Total Income (Loss) From Operations         1.34      (2.00)    (2.37)    (1.26)     2.75       (0.19)
-------------------------------------- -----------------------------------------------------------------
Less Distributions From:
  Net investment income                       --         --        --     (0.12)    (0.20)      (0.04)
  Net realized gains                          --         --     (0.69)    (0.36)    (0.04)      (0.01)
-------------------------------------- -----------------------------------------------------------------
Total Distributions                           --         --     (0.69)    (0.48)    (0.24)      (0.05)
-------------------------------------- -----------------------------------------------------------------
Net Asset Value, End of Period            $ 8.21     $ 6.87    $ 8.87    $11.93    $13.67      $11.16
-------------------------------------- -----------------------------------------------------------------
Total Return/(6)/                          19.51%++  (22.55)%  (20.21)%   (9.29)%   24.57%      (1.60)%++
-------------------------------------- -----------------------------------------------------------------
Net Assets, End of Period (000's)        $15,785    $13,315   $16,452   $20,333   $18,133     $10,766
-------------------------------------- -----------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(7)/                          0.80%+     0.80%     0.71%     0.60%     0.60%       0.59%+
  Net investment income (loss)             (0.69)+    (0.34)    (0.30)     0.94      1.73        0.80+
-------------------------------------- -----------------------------------------------------------------
Portfolio Turnover Rate                        1%         8%       15%       10%        0%          0%
-------------------------------------- -----------------------------------------------------------------

(1) For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from March 9, 1998 (inception date) to January 31, 1999.
(4) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(5) The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002, respectively. In addition, the investment manager reimbursed expenses of $114,185 and $173,881 for the six months ended July 31, 2003 and the year ended January 31, 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                         Increase to          Expense Ratios
                     Net Investment Loss   Without Fee Waivers and/or
                          Per Share        Expense Reimbursements
                     --------------------  --------------------------
                     2003/(1)/ 2003   2002 2003/(1)/   2003     2002
                     --------  ----- ----- --------     -----  -----
Class A Shares        $0.04    $0.06 $0.02  1.86%+     1.61%   0.96%

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                            Class B Shares
                                                   -----------------------------------------------------------------
GLOBAL PORTFOLIO                                   2003/(1)(2)/ 2003/(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $6.76     $ 8.78     $11.92    $13.65    $11.15     $11.40
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)(5)/                 (0.05)     (0.09)     (0.10)     0.02      0.10       0.00*
  Net realized and unrealized gain (loss)               1.34      (1.93)     (2.35)    (1.36)     2.53      (0.24)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     1.29      (2.02)     (2.45)    (1.34)     2.63      (0.24)
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                   --         --         --     (0.03)    (0.09)        --
  Net realized gains                                      --         --      (0.69)    (0.36)    (0.04)     (0.01)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --         --      (0.69)    (0.39)    (0.13)     (0.01)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $8.05     $ 6.76     $ 8.78    $11.92    $13.65     $11.15
-------------------------------------------------------------------------------------------------------------------
Total Return/(6)/                                      19.08%++  (23.01)%   (20.93)%   (9.92)%   23.59%     (2.16)%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                    $10,802     $9,174    $11,991   $15,200   $14,392     $9,220
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(7)/                                      1.55%+     1.55%      1.46%     1.35%     1.35%      1.32%+
  Net investment income (loss)                         (1.44)+    (1.09)     (1.05)     0.17      0.83       0.06+
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    1%         8%        15%       10%        0%         0%
-------------------------------------------------------------------------------------------------------------------

(1) For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from March 9, 1998 (inception date) to January 31, 1999.
(4) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(5) The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002, respectively. In addition, the investment manager reimbursed expenses of $114,185 and $173,881 for the six months ended July 31, 2003 and the year ended January 31, 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                        Increase to          Expense Ratios
                                    Net Investment Loss   Without Fee Waivers and/or
                                         Per Share`       Expense Reimbursements
                                    --------------------  --------------------------
                                    2003/(1)/  2003  2002 2003/(1)/    2003    2002
                                    --------  ----- ----- --------    -----   -----
Class B Shares                       $0.04    $0.07 $0.02  2.77%+     2.47%   1.71%

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class L Shares
                                          -----------------------------------------------------------------
GLOBAL PORTFOLIO                          2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)(4)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 6.76      $ 8.78    $11.91    $13.64    $11.14       $11.40
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(5)(6)/       (0.05)      (0.08)    (0.10)     0.05      0.30        (0.02)
  Net realized and unrealized gain (loss)     1.33       (1.94)    (2.34)    (1.39)     2.33        (0.23)
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.28       (2.02)    (2.44)    (1.34)     2.63        (0.25)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --          --        --     (0.03)    (0.09)          --
  Net realized gains                            --          --     (0.69)    (0.36)    (0.04)       (0.01)
-----------------------------------------------------------------------------------------------------------
Total Distributions                             --          --     (0.69)    (0.39)    (0.13)       (0.01)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 8.04      $ 6.76    $ 8.78    $11.91    $13.64       $11.14
-----------------------------------------------------------------------------------------------------------
Total Return/(7)/                            18.93%++   (23.01)%  (20.86)%   (9.93)%   23.61%       (2.25)%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $1,639      $1,290    $1,504    $1,473      $758         $244
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(6)(8)/                            1.55%+      1.55%     1.47%     1.35%     1.35%        1.32%+
  Net investment income (loss)               (1.44)+     (1.06)    (1.02)     0.36      2.36        (0.12)+
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          1%          8%       15%       10%        0%           0%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from March 9, 1998 (inception date) to January 31, 1999.
(4)On June 12, 1998, Class C shares were renamed Class L shares.
(5)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(6)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002, respectively. In addition, the investment manager reimbursed expenses of $114,185 and $173,881 for the six months ended July 31, 2003 and the year ended January 31, 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                              Increase to          Expense Ratios
                          Net Investment Loss   Without Fee Waivers and/or
                               Per Share        Expense Reimbursements
                          --------------------  --------------------------
                          2003/(1)/ 2003  2002  2003/(1)/   2003    2002
                          --------  ----- ----- --------     -----   -----
           Class L Shares  $0.03    $0.04 $0.02  2.26%+     2.07%   1.72%

(7)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(8)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class A Shares
                                          -----------------------------------------------------------------
HIGH GROWTH PORTFOLIO                     2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/ 1999/(2)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.22      $12.12     $15.11     $16.81     $14.86    $12.97
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)(4)/        (0.01)      (0.01)      0.04       0.66       0.54      0.09
  Net realized and unrealized gain (loss)      2.04       (2.89)     (2.46)     (0.85)      2.29      2.36
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.03       (2.90)     (2.42)     (0.19)      2.83      2.45
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --          --      (0.00)*    (0.67)     (0.53)    (0.08)
  Net realized gains                             --          --      (0.57)     (0.84)     (0.35)    (0.48)
-----------------------------------------------------------------------------------------------------------
Total Distributions                              --          --      (0.57)     (1.51)     (0.88)    (0.56)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.25      $ 9.22     $12.12     $15.11     $16.81    $14.86
-----------------------------------------------------------------------------------------------------------
Total Return/(5)/                             22.02%++   (23.93)%   (16.25)%    (0.94)%    18.97%    19.15%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $310,827    $258,430   $366,092   $452,084   $441,050  $365,225
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                             0.80%+      0.80%      0.71%      0.60%      0.60%     0.60%
  Net investment income (loss)                (0.13)+     (0.07)      0.33       3.90       3.44      0.68
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%          0%         5%         9%         2%       21%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002, respectively. In addition, the investment manager reimbursed expenses of $704,852 and $1,634,062 for the six months ended July 31, 2003 and the year ended January 31, 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment income
   (loss) and expense ratios would have been as follows:

                         (Increase) Decrease to     Expense Ratios
                             Net Investment      Without Fee Waivers and/or
                         Income (Loss) Per Share Expense Reimbursements
                         ----------------------  --------------------------
                         2003/(1)/  2003    2002 2003/(1)/   2003     2002
                         --------  ------  ----- --------     -----  -----
          Class A Shares  $(0.02)  $(0.06) $0.02  1.34%+     1.35%   0.88%
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class B Shares
                                          -----------------------------------------------------------------
HIGH GROWTH PORTFOLIO                     2003/(1)(2)/ 2003/(2)/   2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.06      $12.01     $15.08     $16.74     $14.81    $12.95
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)(4)/        (0.04)      (0.09)     (0.05)      0.52       0.41     (0.01)
  Net realized and unrealized gain (loss)      1.99       (2.86)     (2.45)     (0.82)      2.26      2.35
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.95       (2.95)     (2.50)     (0.30)      2.67      2.34
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --          --         --      (0.52)     (0.39)       --
  Net realized gains                             --          --      (0.57)     (0.84)     (0.35)    (0.48)
-----------------------------------------------------------------------------------------------------------
Total Distributions                              --          --      (0.57)     (1.36)     (0.74)    (0.48)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.01      $ 9.06     $12.01     $15.08     $16.74    $14.81
-----------------------------------------------------------------------------------------------------------
Total Return/(5)/                             21.52%++   (24.56)%   (16.83)%    (1.65)%    18.01%    18.30%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $242,227    $206,591   $293,784   $367,656   $375,224  $318,101
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                             1.55%+      1.55%      1.46%      1.35%      1.35%     1.35%
  Net investment income (loss)                (0.88)+     (0.82)     (0.42)      3.10       2.65     (0.07)
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%          0%         5%         9%         2%       21%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002, respectively. In addition, the investment manager reimbursed expenses of $704,852 and $1,634,062 for the six months ended July 31, 2003 and the year ended January 31, 2003, respectively. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                    Increase to Net        Expense Ratios
                                    Investment Loss     Without Fee Waivers and/or
                                       Per Share        Expense Reimbursements
                                  --------------------  --------------------------
                                  2003/(1)/ 2003   2002 2003/(1)/   2003     2002
                                  --------  ----- ----- --------     -----  -----
   Class B Shares                  $0.02    $0.04 $0.02  1.99%+     2.01%   1.62%

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class L Shares
                                          ---------------------------------------------------------------
HIGH GROWTH PORTFOLIO                     2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.08     $12.01    $15.09    $16.75    $14.81      $12.96
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)/           (0.04)     (0.08)    (0.05)     0.54      0.43       (0.01)
  Net realized and unrealized gain (loss)      2.00      (2.85)    (2.46)    (0.84)     2.25        2.34
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.96      (2.93)    (2.51)    (0.30)     2.68        2.33
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --         --        --     (0.52)    (0.39)         --
  Net realized gains                             --         --     (0.57)    (0.84)    (0.35)      (0.48)
---------------------------------------------------------------------------------------------------------
Total Distributions                              --         --     (0.57)    (1.36)    (0.74)      (0.48)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.04     $ 9.08    $12.01    $15.09    $16.75      $14.81
---------------------------------------------------------------------------------------------------------
Total Return                                  21.59%++  (24.40)%  (16.88)%   (1.65)%   18.08%      18.21%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $36,319    $31,232   $43,455   $51,092   $45,979     $37,969
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.40%+     1.47%     1.44%     1.35%     1.35%       1.35%
  Net investment income (loss)                (0.72)+    (0.75)    (0.40)     3.21      2.74       (0.07)
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%         0%        5%        9%        2%         21%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                       Class A Shares
                                              ----------------------------------------------------------------
GROWTH PORTFOLIO                              2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $ 8.75      $10.89     $13.64     $15.11    $14.43    $12.99
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                    0.06        0.13       0.22       0.58      0.47      0.26
  Net realized and unrealized gain (loss)          1.40       (2.12)     (2.04)     (0.57)     1.05      1.82
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.46       (1.99)     (1.82)      0.01      1.52      2.08
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.01)      (0.13)     (0.24)     (0.60)    (0.49)    (0.27)
  Net realized gains                                 --       (0.02)     (0.69)     (0.88)    (0.35)    (0.37)
-------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.01)      (0.15)     (0.93)     (1.48)    (0.84)    (0.64)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.20      $ 8.75     $10.89     $13.64    $15.11    $14.43
-------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                 16.64%++   (18.32)%   (13.56)%     0.21%    10.53%    16.20%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $287,973    $256,146   $354,879   $432,596  $432,580  $391,235
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                                 0.80%+      0.80%      0.76%      0.60%     0.60%     0.60%
  Net investment income                            1.30+       1.30       1.81       3.91      3.23      1.93
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%          1%         6%         9%        2%       10%
-------------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been:

                                    Decrease to
                                   Net Investment Income  Expense Ratios
                                     Per Share            Without Fee Waivers
                                   ---------------------  ------------------
                                   2003/(1)/     2003     2003/(1)/    2003
                                   --------       -----   --------     ----
              Class A Shares        $0.01        $0.03     1.03%+      1.03%
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class B Shares
                                          -----------------------------------------------------------------
GROWTH PORTFOLIO                          2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/ 1999/(2)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 8.82      $10.98     $13.74     $15.18     $14.48    $13.00
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.03        0.05       0.13       0.47       0.36      0.16
  Net realized and unrealized gain (loss)      1.40       (2.13)     (2.05)     (0.57)      1.03      1.82
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.43       (2.08)     (1.92)     (0.10)      1.39      1.98
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.00)*     (0.06)     (0.15)     (0.46)     (0.34)    (0.13)
  Net realized gains                             --       (0.02)     (0.69)     (0.88)     (0.35)    (0.37)
-----------------------------------------------------------------------------------------------------------
Total Distributions                           (0.00)*     (0.08)     (0.84)     (1.34)     (0.69)    (0.50)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.25      $ 8.82     $10.98     $13.74     $15.18    $14.48
-----------------------------------------------------------------------------------------------------------
Total Return/(5)/                             16.24%++   (18.98)%   (14.17)%    (0.56)%     9.61%    15.40%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $277,324    $252,783   $353,777   $453,823   $486,164  $452,943
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                             1.55%+      1.55%      1.49%      1.35%      1.35%     1.35%
  Net investment income                        0.55+       0.55       1.08       3.11       2.43      1.18
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%          1%         6%         9%         2%       10%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been:

                                 Decrease to
                                Net Investment Income  Expense Ratios
                                  Per Share            Without Fee Waivers
                                ---------------------  ------------------
                                2003/(1)/     2003     2003/(1)/    2003
                                --------       -----   --------     ----
                 Class B Shares  $0.01        $0.01     1.68%+      1.69%

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class L Shares
                                          ---------------------------------------------------------------
GROWTH PORTFOLIO                          2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 8.83     $11.00    $13.74    $15.19    $14.48      $13.00
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.03       0.06      0.14      0.47      0.35        0.16
  Net realized and unrealized gain (loss)      1.41      (2.15)    (2.04)    (0.58)     1.05        1.82
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.44      (2.09)    (1.90)    (0.11)     1.40        1.98
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.00)*    (0.06)    (0.15)    (0.46)    (0.34)      (0.13)
  Net realized gains                             --      (0.02)    (0.69)    (0.88)    (0.35)      (0.37)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.00)*    (0.08)    (0.84)    (1.34)    (0.69)      (0.50)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.27     $ 8.83    $11.00    $13.74    $15.19      $14.48
---------------------------------------------------------------------------------------------------------
Total Return                                  16.34%++  (19.03)%  (14.01)%   (0.62)%    9.68%      15.40%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $39,047    $33,933   $46,933   $55,586   $57,596     $53,319
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.40%+     1.54%     1.41%     1.35%     1.35%       1.35%
  Net investment income                        0.70+      0.57      1.17      3.12      2.39        1.18
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%         1%        6%        9%        2%         10%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
*  Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class A Shares
                                          ----------------------------------------------------------------
BALANCED PORTFOLIO                        2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.86      $10.93     $12.38     $12.58    $12.95    $12.62
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.14        0.22       0.41       0.58      0.45      0.42
  Net realized and unrealized gain (loss)      0.75       (0.99)     (0.98)      0.55      0.10      0.73
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.89       (0.77)     (0.57)      1.13      0.55      1.15
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.14)      (0.24)     (0.49)     (0.63)    (0.46)    (0.45)
  Net realized gains                             --          --      (0.39)     (0.70)    (0.46)    (0.37)
  Capital                                        --       (0.06)        --         --        --        --
----------------------------------------------------------------------------------------------------------
Total Distributions                           (0.14)      (0.30)     (0.88)     (1.33)    (0.92)    (0.82)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.61      $ 9.86     $10.93     $12.38    $12.58    $12.95
----------------------------------------------------------------------------------------------------------
Total Return/(5)/                              9.04%++    (7.12)%    (4.58)%     9.42%     4.37%     9.33%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $173,451    $164,473   $204,437   $220,781  $222,275  $227,674
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                             0.79%+      0.80%      0.67%      0.60%     0.60%     0.60%
  Net investment income                        2.75+       2.12       3.52       4.61      3.54      3.24
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%          1%         1%         5%        4%       10%
----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been $0.00* and the actual expense ratio would have been 0.81%.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and expense reimbursements, the total return would have been reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                       Class B Shares
                                              ----------------------------------------------------------------
BALANCED PORTFOLIO                            2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.08      $11.17     $12.55     $12.64    $12.95    $12.61
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                       0.10        0.15       0.33       0.49      0.35      0.32
  Net realized and unrealized gain (loss)          0.77       (1.02)     (0.99)      0.56      0.09      0.74
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.87       (0.87)     (0.66)      1.05      0.44      1.06
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.10)      (0.16)     (0.33)     (0.44)    (0.29)    (0.35)
  Net realized gains                                 --          --      (0.39)     (0.70)    (0.46)    (0.37)
  Capital                                            --       (0.06)        --         --        --        --
-------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.10)      (0.22)     (0.72)     (1.14)    (0.75)    (0.72)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.85      $10.08     $11.17     $12.55    $12.64    $12.95
-------------------------------------------------------------------------------------------------------------
Total Return                                       8.68%++    (7.79)%    (5.29)%     8.66%     3.48%     8.62%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $165,913    $160,381   $199,381   $226,548  $238,456  $247,733
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                    1.55%+      1.52%      1.42%      1.35%     1.35%     1.35%
  Net investment income                            1.99+       1.40       2.77       3.83      2.75      2.50
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%          1%         1%         5%        4%       10%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class L Shares
                                          --------------------------------------------------------------
BALANCED PORTFOLIO                        2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.09     $11.17    $12.55    $12.64    $12.94      $12.61
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.11       0.16      0.33      0.50      0.36        0.32
  Net realized and unrealized gain (loss)      0.77      (1.02)    (0.99)     0.55      0.09        0.73
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.88      (0.86)    (0.66)     1.05      0.45        1.05
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.10)     (0.16)    (0.33)    (0.44)    (0.29)      (0.35)
  Net realized gains                             --         --     (0.39)    (0.70)    (0.46)      (0.37)
  Capital                                        --      (0.06)       --        --        --          --
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.10)     (0.22)    (0.72)    (1.14)    (0.75)      (0.72)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.87     $10.09    $11.17    $12.55    $12.64      $12.94
--------------------------------------------------------------------------------------------------------
Total Return                                   8.79%++   (7.71)%   (5.28)%    8.67%     3.56%       8.53%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $32,555    $28,972   $32,525   $35,202   $33,989     $34,809
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.47%+     1.43%     1.37%     1.35%     1.35%       1.35%
  Net investment income                        2.09+      1.51      2.82      3.89      2.76        2.50
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%         1%        1%        5%        4%         10%
--------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                Class A Shares
                                          -----------------------------------------------------------
CONSERVATIVE PORTFOLIO                    2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.94     $10.59    $11.51    $11.47    $12.04    $12.17
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                   0.20       0.32      0.53      0.67      0.56      0.58
  Net realized and unrealized gain (loss)      0.53      (0.55)    (0.81)     0.31     (0.33)     0.11
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.73      (0.23)    (0.28)     0.98      0.23      0.69
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.19)     (0.34)    (0.61)    (0.73)    (0.55)    (0.58)
  Net realized gains                             --      (0.00)*   (0.03)    (0.21)    (0.25)    (0.24)
  Capital                                        --      (0.08)       --        --        --        --
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.19)     (0.42)    (0.64)    (0.94)    (0.80)    (0.82)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.48     $ 9.94    $10.59    $11.51    $11.47    $12.04
--------------------------------------------------------------------------------------------------------
Total Return                                   7.42%++   (2.18)%   (2.33)%    8.91%     1.96%     5.85%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $54,998    $51,769   $58,176   $62,582   $70,327   $71,583
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                0.78%+     0.77%     0.70%     0.60%     0.60%     0.60%
  Net investment income                        3.85+      3.12      4.84      5.84      4.76      4.80
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%         2%        1%        1%        3%        5%
--------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class B Shares
                                            -----------------------------------------------------------
CONSERVATIVE PORTFOLIO                      2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.08     $10.72    $11.60    $11.50    $12.02    $12.16
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                  0.17       0.27      0.48      0.61      0.51      0.52

    Net realized and unrealized gain (loss)      0.54      (0.55)    (0.82)     0.31     (0.33)     0.10
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.71      (0.28)    (0.34)     0.92      0.18      0.62
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.17)     (0.28)    (0.51)    (0.61)    (0.45)    (0.52)
  Net realized gains                               --      (0.00)*   (0.03)    (0.21)    (0.25)    (0.24)
  Capital                                          --      (0.08)       --        --        --        --
-------------------------------------------------------------------------------------------------------
Total Distributions                             (0.17)     (0.36)    (0.54)    (0.82)    (0.70)    (0.76)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.62     $10.08    $10.72    $11.60    $11.50    $12.02
-------------------------------------------------------------------------------------------------------
Total Return/(5)/                                7.05%++   (2.57)%   (2.84)%    8.33%     1.50%     5.22%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $43,730    $42,027   $45,937   $52,197   $64,910   $64,983
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                               1.30%+     1.29%     1.21%     1.10%     1.10%     1.09%
  Net investment income                          3.33+      2.61      4.33      5.30      4.29      4.31
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             4%         2%        1%        1%        3%        5%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been $0.00* and the actual annualized expense ratio would have been 1.30%.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class L Shares
                                          --------------------------------------------------------------
CONSERVATIVE PORTFOLIO                    2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.06     $10.71    $11.59    $11.50    $12.02     $12.16
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)(5)/                0.17       0.28      0.49      0.64      0.51       0.53
  Net realized and unrealized gain (loss)      0.54      (0.56)    (0.82)     0.29     (0.32)      0.10
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.71      (0.28)    (0.33)     0.93      0.19       0.63
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.17)     (0.29)    (0.52)    (0.63)    (0.46)     (0.53)
  Net realized gains                             --      (0.00)*   (0.03)    (0.21)    (0.25)     (0.24)
  Capital                                        --      (0.08)       --        --        --         --
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.17)     (0.37)    (0.55)    (0.84)    (0.71)     (0.77)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.60     $10.06    $10.71    $11.59    $11.50     $12.02
--------------------------------------------------------------------------------------------------------
Total Return/(6)/                              7.10%++   (2.58)%   (2.76)%    8.35%     1.59%      5.29%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $8,288     $7,472    $7,105    $7,530    $6,952     $6,899
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(7)/                             1.25%+     1.23%     1.14%     1.05%     1.05%      1.05%
  Net investment income                        3.39+      2.69      4.41      5.49      4.34       4.32
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%         2%        1%        1%        3%         5%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been $0.00* and the actual expense ratio would have been 1.38%.
(5) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of voluntary expense limitations, expense ratios will not exceed 1.25%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class A Shares
                                          --------------------------------------------------------------------
INCOME PORTFOLIO                          2003/(1)(2)/       2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
----------------------------------------- -------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 9.59            $ 9.95    $10.65    $10.64    $11.50    $11.75
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/              0.24               0.42      0.63      0.72      0.64      0.69
  Net realized and unrealized gain (loss)    0.23              (0.24)    (0.72)     0.07     (0.76)    (0.14)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.47              0.18     (0.09)     0.79     (0.12)     0.55
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.24)             (0.46)    (0.61)    (0.76)    (0.63)    (0.69)
  Net realized gains                           --                 --        --     (0.02)    (0.11)    (0.11)
  Capital                                      --              (0.08)       --        --        --        --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.24)            (0.54)    (0.61)    (0.78)    (0.74)    (0.80)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 9.82            $ 9.59    $ 9.95    $10.65    $10.64    $11.50
-------------------------------------------------------------------------------------------------------
Total Return/(5)/                             4.94%++           2.00%    (0.80)%    7.74%    (1.04)%    4.88%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $25,272           $22,612   $23,640   $26,354   $32,111   $36,390
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                           0.76%+             0.80%     0.74%     0.60%     0.60%     0.60%
  Net investment income                      5.01+              4.36      6.14      6.80      5.78      5.95
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          3%                5%        3%        0%        4%        0%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived all or a portion of its management fees for the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income would have been $0.00* and the actual expense ratio would have been 0.82%.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                Class B Shares
                                          --------------------------------------------------------------
INCOME PORTFOLIO                          2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.66     $10.02    $10.72    $10.65    $11.50    $11.76
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.22       0.37      0.58      0.67      0.59      0.63
  Net realized and unrealized gain (loss)      0.24      (0.24)    (0.73)     0.07     (0.75)    (0.15)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.46       0.13     (0.15)     0.74     (0.16)     0.48
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.22)     (0.41)    (0.55)    (0.65)    (0.58)    (0.63)
  Net realized gains                             --         --        --     (0.02)    (0.11)    (0.11)
  Capital                                        --      (0.08)       --        --        --        --
-----------------------------------------------------------------------------------------------------
Total Distributions                           (0.22)     (0.49)    (0.55)    (0.67)    (0.69)    (0.74)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.90     $ 9.66    $10.02    $10.72    $10.65    $11.50
-----------------------------------------------------------------------------------------------------
Total Return/(5)/                              4.73%++    1.44%    (1.35)%    7.21%    (1.47)%    4.25%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $20,318    $19,320   $21,210   $22,799   $28,302   $34,497
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                             1.30%+     1.30%     1.26%     1.10%     1.10%     1.10%
  Net investment income                        4.44+      3.85      5.62      6.29      5.27      5.45
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           3%         5%        3%        0%        4%        0%
-----------------------------------------------------------------------------------------------------

(1) For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4) The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the year ended January 31, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been:

                                 Decrease to
                               Net Investment Income  Expense Ratios
                                  Per Share           Without Fee Waivers
                               --------------------   ------------------
                               2003/(1)/     2003     2003/(1)/    2003
                               --------      -----    --------     ----
                Class B Shares  $0.00*      $0.00*      1.31%+     1.37%

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
 *  Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class L Shares
                                          ------------------------------------------------------------------
INCOME PORTFOLIO                          2003/(1)(2)/ 2003/(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 9.65      $10.01    $10.71     $10.65    $11.50     $11.76
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)(5)/               0.22        0.38      0.58       0.68      0.60       0.64
  Net realized and unrealized gain (loss)     0.24       (0.24)    (0.72)      0.06     (0.76)     (0.15)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.46        0.14     (0.14)      0.74     (0.16)      0.49
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.22)      (0.42)    (0.56)     (0.66)    (0.58)     (0.64)
  Net realized gains                            --          --        --      (0.02)    (0.11)     (0.11)
  Capital                                       --       (0.08)       --         --        --         --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.22)      (0.50)    (0.56)     (0.68)    (0.69)     (0.75)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 9.89      $ 9.65    $10.01     $10.71    $10.65     $11.50
-------------------------------------------------------------------------------------------------------
Total Return/(6)/                             4.76%++     1.49%    (1.29)%     7.22%    (1.42)%     4.31%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $2,606      $2,844    $2,882     $3,229    $3,698     $3,945
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(7)/                            1.25%+      1.25%     1.25%      1.05%     1.05%      1.05%
  Net investment income                       4.41+       3.93      5.65       6.35      5.36       5.47
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          3%          5%        3%         0%        4%         0%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)The investment manager waived all or a portion of its management fees for the six months ended July 31, 2003 and the years ended January 31, 2003 and 2002. If such fees were not waived the per share decrease in net investment income and the actual expense ratios would have been as follows:

                              Decrease to          Expense Ratios
                         Net Investment Income  Without Fee Waivers and/or
                               Per Share        Expense Reimbursements
                         --------------------   --------------------------
                         2003/(1)/ 2003   2002  2003/(1)/   2003     2002
                         --------  ----- -----  --------     -----  -----
          Class L Shares  $0.01    $0.04 $0.00*  1.52%+     1.62%   1.29%
(6)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7)As a result of voluntary expense limitations, expense ratios will not exceed 1.25%.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Smith Barney Allocation Series Inc.

Directors
H. John Ellis
R. Jay Gerken, CFA
  Chairman
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy

Officers
R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary
Investment Manager
Smith Barney Fund Management LLC

Distributors
Citigroup Global Markets Inc.
PFS Distributors, Inc.

Custodian
State Street Bank and Trust Company

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agents
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island 02940-9662

Smith Barney
Allocation Series Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

www.smithbarneymutualfunds.com

Smith Barney Allocation Series Inc.

Global Portfolio
High Growth Portfolio
Growth Portfolio
Balanced Portfolio
Conservative Portfolio
Income Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.
This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Company. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.



                                          (C)2003 Citigroup Global Markets Inc.
                                                              Member NASD, SIPC

                                                                   FD01185 9/03
                                                                        03-5398

ITEM 2.    CODE OF ETHICS.

           Not Applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not Applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

           (a)   Not applicable.

           (b)   Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Allocation Series Inc.

Date: October 2, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Allocation Series Inc.

Date: October 2, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Allocation Series Inc.

Date: October 2, 2003